January 20, 2015

VIA EDGAR AND FEDERAL EXPRESS
U.S. Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3628
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mark P. Shuman, Esq.
      Branch Chief – Legal

Re:	Code Rebel Corporation
Draft Registration Statement on Form S-1 Submitted November 24, 2014
CIK No. 0001613011

Ladies and Gentlemen:

On behalf of Code Rebel Corporation, a Delaware corporation (the “Company”), we hereby submit confidentiality through EDGAR one complete copy of the amendment (the “Amendment”) of the captioned Draft Registration Statement on Form S-1 (the “Registration Statement”), for the registration of 2,000,000 shares of the Company’s common stock, including one complete copy of the exhibits listed in the Amendment as filed therewith.

This letter also responds to the comments received from the staff of the SEC in its comment letter dated December 19, 2014 with respect to the Draft Registration Statement on Form S-1 confidentially submitted by the Company on November 24, 2014.

Courtesy copies of this letter and the Amendment, together with all exhibits and supplemental information, are being provided directly to the staff for its convenience (attention: Mitchell Austin, Esq., Staff Attorney) in the review of the foregoing documents.

To facilitate the staff’s review, the SEC’s comments are reproduced before each of the Company’s responses thereto.  All page numbers referred to in this letter correspond to the page numbers of the Amendment.

January 20, 2015

Registration Statement Cover Page

1.	The securities being registered on this form are to be offered on a continuous basis pursuant to Securities Act Rule 415. Please revise to check the applicable box.

Response:  As noted by the staff, the Rule 415 box is now checked on the Amendment cover page.

Prospectus Cover Page

2.
Please ensure the outside front cover page of the prospectus presents only the information required by Item 501 of Regulation S-K and is limited to one page.  In this regard, revise the description of your underwriting arrangements to provide a more succinct summary of the information required by Item 501(b)(8) of Regulation S-K.  Provide a cross-reference to your prospectus summary or underwriting section for a more detailed discussion.

Response:  In accordance with Item 501 of Regulation S-K, the outside front cover page of the prospectus has been shortened to one page with a more succinct summary of the offering and underwriting arrangements and a cross-reference to more detailed discussion.

3.	Revise the table to present the minimum and maximum offering amounts and the impact completion of those portions of the offering will have on commissions and net proceeds.

Response:  As requested by the staff, the table on the cover page of the prospectus includes minimum and maximum offering amounts and the impact receipt of those offering amounts will have on commissions and net proceeds.

Prospectus Summary

Our Revenue Model and Product Distribution, page 3

4.
Please revise to clarify how many of the 18,300 licenses that you have distributed were the result of a sale and how many were free-of-charge licenses for trial use.  Also, tell us how many free-of-charge licenses for trial use were converted into sales.  Lastly, tell us what consideration you have given to disclosing this information for each period presented in your financial statements.

Response:  In response to the staff’s comment, further disclosure has been added on pages 4, 30 and 42 to delineate the breakdown of the Company’s licenses between sales and free-of-charge trials.  Additionally, the Company has estimated how many free-of-charge licenses for trial use were converted into paid licenses in the same disclosure.  As to disclosing this information for each period presented in the Company’s financial statements, the Company has not tracked the breakdown of free-of-charge trial and paid licenses for each such period.

January 20, 2015

Risk Factors, page 9

5.
Please add a separately-captioned risk factor that addresses whether Mr. Kryeziu’s other business and investment activities create a material risk of conflicts of interest with the company, and if so, how such conflicts will be resolved.

Response:  As requested by the staff, an additional risk factor has been added on page 15 addressing Mr. Kryeziu’s other business and investment activities and how any conflicts will be resolved.

6.
It appears that you should include a risk factor informing potential investors that management will not be required to conduct an evaluation of the effectiveness of its internal controls over financial reporting until the end of the fiscal year for which your second annual report is due.  Also, state that so long as you remain a smaller reporting company, you will be exempt from the auditor attestation requirements concerning management’s report on the effectiveness of internal control over financial reporting.

Response:  The Company respectfully notes that under the risk factor heading “We are an ‘emerging growth company’ and our election to delay adoption . . .” on page 22, each of the staff’s requested disclosure points is already provided.  With respect to the first sentence above as to an evaluation of the effectiveness of internal controls over financial reporting, the first bullet reads: [We] “are not required to obtain an attestation and report from our auditors on our management’s assessment of our internal control over financial reporting . . . .”  As to the second sentence above with respect to being exempt from the auditor attestation requirements, the second paragraph below the bullets reads: “[S]maller reporting companies are not required to obtain an auditor attestation and report regarding management’s assessment of internal control over financial reporting . . . .”

Risks Related to Our Company and Our Industry

The loss of the services of Arben Kryeziu ..., page 15

7.	Please quantify the minimum number of hours per week that your named executive officers intend to devote to the company.

Response:  As requested by the staff, the minimum number of hours per week to be devoted to the company by Mr. Kryeziu has been added on pages 15 and 47.

Our software products are highly technical and may contain errors., page 17

8.
Here or in a separately-captioned risk factor, discuss the risks to your company resulting from the technical problems you encountered in 2013 that impacted your revenues.  Ensure you discuss any material costs incurred as a result of these technical problems.

Response:  In response to this comment, additional disclosure has been added under “Our software products are highly technical . . .” on page 17 with respect to the company’s technical issues encountered in the first half of 2013.

Use of Proceeds, page 27

9.	Please revise to set forth the interest rate and maturity date of your indebtedness to Bump Networks. See Instruction 4 to Item 504 of Regulation S-K.

Response:  Pursuant to Item 504 of Regulation S-K, the interest rate and maturity date of the company’s payable to Bump Networks is addressed on page 27.

January 20, 2015

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Results of Operations

Year ended December 31, 2013 Compared to Year ended December 31, 2012

Revenue, page 33

10.
In an appropriate section of your management’s discussion and analysis, please more fully explain the technical problems you encountered in 2013 and how these problems impacted your company and the marketing of your products.  For example, discuss whether these problems delayed marketing of your products, reduced order flow or resulted in warranty claims or loss of customers.  Additionally, discuss whether these technical problems, or others, currently persist or are threatened to recur and whether you expect any to continue to negatively impact your results.

Response:  As requested by the staff, a fuller explanation relating to the company’s technical issues has been added on page 33.

Business

Our iRAPP Product Solution, page 37

11.
Please disclose the material terms of your license agreement with Microsoft and file the agreement as an exhibit, or advise why this is not required.  See Item 601(b)(10)(ii)(B) of Regulation S-K.  Additionally, please tell us what consideration you have given to including a risk factor that discusses the risks resulting from your licensing of this technology.

Response:  As requested by the staff, the material terms of the company’s license agreement with Microsoft are described on page 38 and, in accordance with Item 601(b)(10)(ii)(B) of Regulation S-K, the agreement is being filed herewith as Exhibit 10.8.  A risk factor discussing the potential risks resulting from licensing this technology has been added on page 16.

Industry Overview and Target Markets, page 39

12.
With respect to every third-party statement in your prospectus, such as the information provided by Forrester Research, please provide us with copies of the relevant portions of the industry research reports you cite.  To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the statistic, and cross-reference it to the appropriate location in your prospectus.  Also, tell us whether you commissioned any of the studies or reports.

Response: As requested by the staff, we are supplementally providing a hard copy of an industry report containing the relevant portion of the third-party statement in the prospectus, with appropriate markings and cross-references.  The Company did not commission the report.

January 20, 2015

Management

Executive Officers, Key Consultants and Directors

Arben Kryeziu, page 47

13.	Please clarify that FlikMedia, Inc. has been a publicly-traded company since effecting a reverse merger on July 25, 2014.

Response:  As requested by the staff, FlikMedia is noted as a publicly-traded company.  See page 47.

14.	Please supplementally provide us with support for your statement that the mBloom Fund I, L.P. was established in partnership with the U.S. Department of Treasury.

Response:  In response to the staff’s comment, we have removed the reference to the U.S Treasury.  We are supplementally providing a copy of the Partnership Agreement relating to the mBloom Fund to support the reference to the Hawaii state government.

Indemnification of Directors and Executive Officers, page 50

15.
Please remove the phrase “qualified in its entirety” following this heading.  Descriptions in the prospectus must be materially complete without reference to the underlying documents.  Similar language on pages 57, 66 and II-1 should also be revised.

Response:  As requested by the staff, the phrase “qualified in its entirety” has been removed under the headings “Management-Indemnification of Directors and Executive Officers” (page 50), “Description of Capital Stock” (page 57), “Where You Can Find More Information” (page 66) and Item 14, “Indemnification of Directors and Officers” (page II-1).

Executive Compensation

Summary Compensation Table, page 52

16.
Please advise us of the purpose of the transactions described in the paragraph following the summary compensation table and confirm that you have paid Bump Network for these services, if true.  To the extent the purpose of these transactions was to furnish compensation to your named executive officers, revise the table to include any amounts received for compensatory purposes.  See Item 402(m)(1) of Regulation S-K.  Additionally, clarify whether the transactions described here are separate than those described in the fourth paragraph in your related party section on page 55.  If the transactions are separate, tell us what consideration you have given to disclosing these transactions in the related party section by cross-reference or otherwise.

Response:  The transactions described in the paragraph following the summary compensation table are part of the transactions described on page 55 and represent the amounts attributable to Mr. Kryeziu’s work as part of the services provided to the Company by Bump Networks.  No compensation was provided to our named executive officers as officers of the Company.  We believe the disclosure of indirect compensation provides meaningful information.

17.
Please tell us what consideration you have given to Petra Grimm, who appears to have been your CFO when you filed a Form D on July 8, 2014, in the summary compensation table.  Consider Items 402(m)(2)(ii) and (iii) of Regulation S-K.

Response:  As requested by the staff, disclosure has been added on page 52 to provide the consideration given to Petra Grimm, the company’s former Chief Financial Officer.

January 20, 2015

Certain Relationships and Related Party Transactions, page 55

18.
Please revise the discussion of the sale of your subsidiary’s building to Bump Networks, Inc. to clarify when the sale was completed, the sales price and the outstanding balance of the loan from Bump Networks after the $117,041 reduction was applied against it.  Describe the basis on which the sales price was determined and the nature of any evaluation of the relationship of the sale price to fair market value of the property.  Additionally, please tell us what consideration you have given to filing any related agreements as exhibits to your filing.  See Item 601(b)(10) of Regulation S-K.

Response:  As requested by the staff, revised disclosure has been added on page 55 with respect to the sale of the office space to Bump Networks, and the sales contract is being filed herewith as Exhibit 10.9.

19.
Please expand your discussion of the related party payable you owe to Bump Networks, Inc.  In this regard, ensure you discuss any repayment provisions, payments of principal or interest made and the rate or amount of interest payable on the indebtedness, if any.

Response:  At the staff’s request, the discussion concerning the Bump Networks related party payable has been revised to indicate that the amount owed does not accrue interest and is not subject to a fixed maturity date.  No other repayment provisions are applicable to the amount owed to Bump Networks.  See pages 27 and 55.

Underwriting, page 61

20.	Please summarize the significant exceptions to the lock-up agreements and clarify whether you intend to file these agreements.

Response: Disclosure with respect to any lock-up agreement exceptions will be provided in an amended filing when the Company receives the draft underwriting agreement.  The language concerning such exceptions has been deleted on page 62.  The form of lock-up agreement will be filed as part of the underwriting agreement in an amended filing.

Index to Consolidated Financial Statements

Condensed Consolidated Balance Sheet September 30, 2014, page F-2

21.
We note that you have included an interim balance sheet as of September 30, 2014; however, you have not included a balance sheet as of the end of the preceding fiscal year.  Please revise your presentation to include the balance sheet as of December 31, 2013.  Refer to Rule 8-03 of Regulation S-X.

Response:  In accordance with Rule 8-03 of Regulation S-X, the balance sheet for December 31, 2013 has been added to the page presenting the interim balance sheet as of September 30, 2014 on page F-2.

Report of Independent Registered Public Accounting Firm, page F-14

22.
We note that the auditor’s opinion references the financial reporting framework “accounting principles accepted in the United States of America.”  Please revise to include an auditor’s report with an opinion referencing the financial reporting framework “accounting principles generally accepted in the United States of America.”  Refer to AU-C Section 700.A31.

Response:  In response to the staff’s comment, the typo on page F-14 has been corrected by adding in the word “generally” in the last line of the last paragraph.

January 20, 2015

Part II - Information Not Required in Prospectus

Item 15. Recent Sales of Unregistered Securities, page II-2

23.
For each issuance of securities discussed in this section, please revise to briefly state the facts relied upon to reach your conclusion that the Section 4(a)(2) exemption was available.  See Item 701(d) of Regulation S-K.

Response:  As requested by the staff, the facts underlying each prior issuance of the company’s securities are stated on page II-3 in accordance with Item 701(d) of Regulation S-K.

Item 16. Exhibits and Financial Statement Schedules, page II-3

24.	With your next amendment, or as soon as practicable thereafter, please submit all omitted exhibits. Once you submit the omitted exhibits, we may have additional comments.

Response:  In response to this comment, all previously omitted exhibits are being or will be submitted with this filing or a further amended filing.

General

25.
Please supplementally provide us with copies of any graphics or artwork you intend to use in your prospectus.  Upon review of such materials, we may have further comments.  For guidance, consider Question 101.02 of our Securities Act Forms Compliance and Disclosure Interpretations.

Response:  In response to this comment, the Company respectfully notes that all digital graphic files for graphics and artwork used intended for use in the prospectus were submitted to the staff electronically along with the Registration Statement.  In addition, copies of the graphics intended for use on the inside front cover page of the prospectus will be provided supplementally for the staff’s review.

26.
Please supplementally provide us with copies of all written communications, as defined in Securities Act Rule 405, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Securities Act Section 5(d), whether or not they retain copies of the communications.

Response:  The Company has not provided, nor has it authorized anyone to provide on its behalf, written materials to potential investors in reliance on Section 5(d) of the Securities Act.  There have not been, nor does the Company expect there to be, research reports about the Company published or distributed by any broker or dealer that is participating, or is expected to participate, in the offering in reliance upon Section 2(a)(3) of the Securities Act.

*           *           *

January 20, 2015

The Company hereby acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in its filings with the Commission, (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to any filing and (iii) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*           *           *

A request for acceleration of the effectiveness of the Registration Statement will be submitted by the Company and Burnham Securities as soon as the SEC has reviewed this letter and its enclosures and has advised the Company that no further issues remain outstanding.  At the time of the request, the Company will furnish a letter acknowledging the SEC’s position with respect to declaration of effectiveness and staff comments.  The Company expects that final pricing information will be provided in the Registration Statement, and the Company does not expect to rely on Rule 430A.  The request of Burnham Securities will include the representation from the underwriters with respect to compliance with Rule 15c2-8.  A copy of the letter from the Financial Industry Regulatory Authority clearing the underwriting compensation arrangements for the offering will be forwarded to you immediately upon its receipt.  We believe that all other supplemental information requested by the staff has been provided.

Should any member of the SEC’s staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact me at (212) 451-2234.

Very truly yours,

/s/ Spencer G. Feldman
Spencer G. Feldman

cc:           Mitchell Austin, Esq.
Mr. Arben Kryeziu
Mr. Reid Dabney
Mr. Lawrence Lichter
Mr. Hugh Dunkerley
Mr. Jack Kantrowitz